SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
34.	SUBSEQUENT EVENTS
Other than the information disclosed elsewhere in the financial statements, there was no subsequent event.